Consolidated balance sheet - BRL (R$)	Sep. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	R$ 13,406,218,000	R$ 15,179,753,000
Marketable securities	7,781,720,000	9,932,774,000
Trade accounts receivable	8,469,460,000	6,560,607,000
Inventories	10,825,515,000	8,155,847,000
Recoverable taxes	832,163,000	887,085,000
Current Tax Assets Income Tax Related	1,172,183,000	659,202,000
Derivative financial instruments	4,108,590,000	1,556,978,000
Advances to suppliers	121,221,000	76,818,000
Other assets	1,492,531,000	858,005,000
Total current assets	48,209,601,000	43,867,069,000
Non-current assets
Marketable securities	370,135,000	319,680,000
Recoverable taxes	814,204,000	945,699,000
Deferred taxes	946,252,000	1,504,014,000
Derivative financial instruments	9,047,545,000	8,014,683,000
Advances to suppliers	3,294,943,000	2,788,262,000
Judicial deposits	414,426,000	418,301,000
Call option	803,040,000
Other assets	438,826,000	187,102,000
Biological assets	27,490,120,000	26,097,164,000
Investments	1,002,311,000	1,194,877,000
Property, plant and equipment	74,971,248,000	64,296,187,000
Right of use	5,588,855,000	5,331,789,000
Intangible	17,194,958,000	12,970,692,000
Total non-current assets	142,376,863,000	124,068,450,000
TOTAL ASSETS	190,586,464,000	167,935,519,000
Current liabilities
Trade accounts payable	8,728,141,000	5,141,386,000
Loans, financing and debentures	4,639,876,000	3,004,905,000
Lease liabilities	971,565,000	857,810,000
Derivative financial instruments	1,192,092,000	1,205,029,000
Taxes payable	391,875,000	240,010,000
Income taxes payable	380,075,000	218,238,000
Payroll and charges	1,497,065,000	1,132,713,000
Dividends payable	7,351,000	1,393,121,000
Other liabilities	1,206,374,000	579,659,000
Total current liabilities	19,014,414,000	13,772,871,000
Non-current liabilities
Loans, financing and debentures	93,202,971,000	91,796,352,000
Lease liabilities	6,155,682,000	6,072,080,000
Derivative financial instruments	6,335,857,000	8,136,320,000
Taxes payable	49,365,000
Provision for judicial liabilities	2,753,748,000	2,801,738,000
Employee benefit plans	885,437,000	741,143,000
Deferred taxes	3,922,347,000
Share-based compensation plans	350,943,000	332,322,000
Advances from customers
Other liabilities	470,175,000	330,520,000
Total non-current liabilities	114,126,525,000	110,210,475,000
TOTAL LIABILITIES	133,140,939,000	123,983,346,000
Equity
Share capital	24,250,120,000	24,235,546,000
Capital reserves	81,660,000	80,742,000
Treasury shares	(1,690,481,000)	(1,511,146,000)
Profit reserves	20,103,660,000	20,118,234,000
Accumulated other comprehensive income	600,709,000	888,669,000
Retained earnings	8,282,185,000
Controlling shareholders'	51,627,853,000	43,812,045,000
Non-controlling interest	5,817,672,000	140,128,000
Total equity	57,445,525,000	43,952,173,000
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	R$ 190,586,464,000	R$ 167,935,519,000